Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Non-Current Other Assets

	2012	2011
Deferred financing costs	$11.8	$11.1
Other	6.3	13.4

Total other assets	$18.1	$24.5